Leases - Schedule of Future Payments of Operating Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
2024	$ 19,869
2025	22,062
2026	22,674
2027	23,347
2028	23,580
2029 and thereafter	65,819
Total future payments of operating lease liabilities	177,351
Less: imputed interest	(64,959)
Present value of operating lease liabilities	$ 112,392	$ 111,543